UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05076

Tax-Exempt California Money Market Fund

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                               as of December 31, 2015 (Unaudited)

Tax-Exempt California Money Market Fund

	Principal Amount ($)	Value ($)
Municipal Investments 85.1%
California
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.11% *, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
California, Austin Trust, Various States, Series 2008-1065, 144A, 0.04% *, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B2, 0.01% *, 4/1/2047, LOC: Sumitomo Mitsui Banking	3,000,000	3,000,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 0.01% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	3,350,000	3,350,000
California, Department of Water Resources Revenue, TECP, 0.1%, 3/9/2016, GTY: Bank of Montreal	3,000,000	3,000,000
California, Los Rios Community College District, Series R-11953X, 144A, 0.02% *, 8/1/2030	4,100,000	4,100,000
California, Metropolitan Water District of Southern California:
Series A-2, 0.01% *, 7/1/2035	1,500,000	1,500,000
Series D, 0.01% *, 7/1/2035	3,000,000	3,000,000
Series A-2, 0.21% **, Mandatory Put 8/30/2016 @ 100, 7/1/2030	1,180,000	1,180,000
California, State Department of Water Resources Power Supply Revenue, Series M, 5.0%, 5/1/2016	700,000	711,042
California, State General Obligation:
Series A, 0.01% *, 5/1/2040, LOC: Royal Bank of Canada	400,000	400,000
Series B, 0.01% *, 5/1/2040, LOC: Mizuho Bank Ltd.	2,000,000	2,000,000
TECP, 0.05%, 2/22/2016, LOC: Royal Bank of Canada	2,000,000	2,000,000
Series B, 3.0%, 8/1/2016	3,500,000	3,554,570
3.5%, 3/1/2016	600,000	603,283
5.0%, 9/1/2016	1,000,000	1,031,403
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.01% *, 3/1/2047, LOC: Bank of Montreal	3,300,000	3,300,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series C, 0.01% *, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	480,000	480,000
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series E, 0.01% *, 10/1/2031, LOC: MUFG Union Bank NA	400,000	400,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health System, Series B, 0.01% *, 7/1/2041, LOC: U.S. Bank NA	300,000	300,000
California, State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., Series B, 0.01% *, 11/1/2026, LOC: Union Bank NA	700,000	700,000
California, State Infrastructure & Economic Development Bank Revenue, The Bay Institute Aquarium Foundation, 0.01% *, 6/1/2025, LOC: Union Bank NA	1,635,000	1,635,000
California, State Kindergarten, Series A4, 0.01% *, 5/1/2034, LOC: Citibank NA	175,000	175,000
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Recology, Inc. Project, Series A, 0.02% *, 4/1/2020, LOC: Bank of America NA	4,495,000	4,495,000
California, Statewide Communities Development Authority, Certificates of Participation, 0.02% *, 2/1/2028, LOC: Union Bank of CA	1,145,000	1,145,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.17% **, Mandatory Put 4/7/2016 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	2,000,000	2,000,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Malibu Meadows II, Series C, 0.01% *, 4/15/2028, LIQ: Fannie Mae	300,000	300,000
Los Angeles, CA, Community College District, Series E, Prerefunded 8/1/2016 @ 100, 5.0%, 8/1/2031, INS: AGMC	1,500,000	1,540,147
Los Angeles, CA, Tax and Revenue Anticipation Notes, 2.0%, 6/30/2016	3,000,000	3,024,899
Orange County, CA, Water District, Certificates of Participation, Series A, 0.01% *, 8/1/2042, LOC: Citibank NA	2,700,000	2,700,000
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.01% *, 9/1/2028, LOC: Wells Fargo Bank NA	410,000	410,000
Rancho, CA, Water District Financing Authority Revenue, Series B, 0.01% *, 8/15/2031, LOC: U.S. Bank NA	3,600,000	3,600,000
Riverside County, CA, Certificates of Participation, Public Safety, Communication & Woodcrest Library, 0.01% *, 11/1/2039, LOC: Bank of America NA	550,000	550,000
San Francisco City & County, CA, TECP, 0.05%, 1/27/2016	1,500,000	1,500,000
San Francisco City & County, CA, Airports Commission, Series 36A, 0.01% *, 5/1/2026, LOC: U.S. Bank NA	3,325,000	3,325,000
San Francisco City & County, CA, Redevelopment Agency, Series C, AMT, 0.01% *, 6/15/2034, LIQ: Fannie Mae	2,000,000	2,000,000
University of California, State Revenues:
Series AL-1, 0.01% *, 5/15/2048	3,500,000	3,500,000
Series I, 3.0%, 5/15/2016	4,130,000	4,171,887
Total Municipal Investments (Cost $72,229,231)		72,229,231
Preferred Shares of Closed-End Investment Companies 13.6%
California
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.16% *, 6/1/2041	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.11% *, 8/3/2043, LIQ: Royal Bank of Canada	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.1% *, 9/1/2043, LIQ: Barclays Bank PLC	1,200,000	1,200,000
California, Nuveen Dividend Advantage Municipal Fund, Series 2, 144A, AMT, 0.1% *, 12/1/2040, LIQ: Citibank NA	400,000	400,000
Total Preferred Shares of Closed-End Investment Companies (Cost $11,600,000)		11,600,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $83,829,231) †	98.7	83,829,231
Other Assets and Liabilities, Net	1.3	1,069,859
Net Assets	100.0	84,899,090

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of December 31, 2015.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.
†	The cost for federal income tax purposes was $83,829,231.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments	$—	$72,229,231	$—	$72,229,231
Preferred Shares of Closed-End Investment Companies	—	11,600,000	—	11,600,000
Total	$—	$83,829,231	$—	$83,829,231

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016